Risk/Return Detail Data - FidelityUSLowVolatilityEquityFund-PRO	Jun. 29, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Summer Street Trust
FidelityUSLowVolatilityEquityFund-PRO | Fidelity U.S. Low Volatility Equity Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® U.S. Low Volatility Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® U.S. Low Volatility Equity Fund seeks long-term growth of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of the fund, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 47 % of the average value of its portfolio.
Portfolio Turnover, Rate	47.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in U.S. equity securities. An issuer is deemed to be located in the U.S. if the principal trading market for the security is in the United States or the issuer is organized under the laws of the United States. Employing a strategy that combines fundamental stock selection and quantitative risk management techniques focused on reducing absolute portfolio risk in an effort to produce returns in excess of the Russell 3000® Index over a full market cycle (generally five to eight years) but with lower absolute volatility. Investing in either "growth" stocks or "value" stocks or both.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Annual Return, Inception Date	Nov. 05, 2019
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Bar Chart, Year to Date Return	8.52%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	14.88%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(19.04%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityUSLowVolatilityEquityFund-PRO | Fidelity U.S. Low Volatility Equity Fund | Fidelity U.S. Low Volatility Equity Fund
Risk/Return:
Management fee	0.58%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%	[2]
Total annual operating expenses	0.64%
1 year	$ 65
3 years	205
5 years	357
10 years	$ 798
2020	3.83%
2021	17.73%
2022	(10.37%)
2023	6.38%
FidelityUSLowVolatilityEquityFund-PRO | Fidelity U.S. Low Volatility Equity Fund | Return Before Taxes | Fidelity U.S. Low Volatility Equity Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	6.38%
Since Inception	4.81%	[3]
FidelityUSLowVolatilityEquityFund-PRO | Fidelity U.S. Low Volatility Equity Fund | After Taxes on Distributions | Fidelity U.S. Low Volatility Equity Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	5.95%
Since Inception	4.03%	[3]
FidelityUSLowVolatilityEquityFund-PRO | Fidelity U.S. Low Volatility Equity Fund | After Taxes on Distributions and Sales | Fidelity U.S. Low Volatility Equity Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	4.06%
Since Inception	3.69%	[3]
FidelityUSLowVolatilityEquityFund-PRO | Fidelity U.S. Low Volatility Equity Fund | RS003
Risk/Return:
Label	Russell 3000® Index
Past 1 year	25.96%
Since Inception	12.47%
FidelityUSLowVolatilityEquityFund-PRO | Fidelity U.S. Low Volatility Equity Fund | MS679
Risk/Return:
Label	MSCI USA Minimum Volatility Index
Past 1 year	9.79%
Since Inception	7.17%

[1]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% was previously charged under the services agreements.
[2]	B Adjusted to reflect current fees.
[3]	A From November 5, 2019 .